Shareholder Report, Holdings (Details)	May 31, 2025
C000023273 | The St. Joe Co.
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000023273 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000023273 | Imperial Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023273 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023273 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023273 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023273 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000023273 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000023273 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023273 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023273 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000023273 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000023273 | Real Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	75.20%
C000023273 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000023273 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023273 | Foreign Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023273 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023273 | Domestic Preferred Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082377 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000082377 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000082377 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000082377 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000082377 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000082377 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082377 | Core Natural Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082377 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000082377 | Mortgage Finance
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000082377 | Regional Banks
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000082377 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000082377 | Cash and Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000082377 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082377 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000082377 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000082377 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000082377 | Domestic Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000082377 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000082377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000082377 | Domestic Preferred Equity Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%